Average Annual Total Returns - Class A Class C and Institutional Class - Emerging Markets 2x Strategy Fund	Aug. 01, 2021
Class A
Average Annual Return:
1 Year	38.31%
5 Years	23.09%
10 Years	(0.75%)
Class C
Average Annual Return:
1 Year	43.09%
5 Years	23.36%
10 Years	(0.88%)